Property, Equipment and Leasehold Improvement, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
6.	Property, Equipment and Leasehold Improvement, Net
The following is a summary of property, equipment and leasehold improvement, net:

	December 31, 2020	December 31, 2021
	RMB	RMB
Electronic equipment	65,352	76,401
Furniture and office equipment	1,530	1,729
Vehicles	597	2,793
Leasehold improvement	5,392	10,012
Total property, equipment and leasehold improvement	72,871	90,935

Less: accumulated depreciation	(38,353)	(57,544)

Property, equipment and leasehold improvement, net	34,518	33,391

Depreciation expenses were RMB10.8 million, RMB17.7 million and RMB19.2 million for the years ended December 31, 2019, 2020 and 2021, respectively. No impairment charge was recognized for any of the years presented.